Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2055 Portfolio	Apr. 29, 2024 USD ($)
VIP Freedom 2055 Portfolio - Service Class 2
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	1,073
VIP Freedom 2055 Portfolio - Service Class
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
VIP Freedom 2055 Portfolio - Initial Class
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774